UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     November 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $292,250 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    17567   305087 SH       SOLE                   305087        0        0
ALLSTATE CORP                  COM              020002101    13018   282263 SH       SOLE                   282263        0        0
AT&T INC                       COM              00206R102      403    14445 SH       SOLE                    14445        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    11952   279582 SH       SOLE                   279582        0        0
BANK OF AMERICA CORPORATION    COM              060505104      215     6151 SH       SOLE                     6151        0        0
BP PLC                         SPONSORED ADR    055622104    11185   222940 SH       SOLE                   222940        0        0
CHEVRON CORP NEW               COM              166764100    16281   197394 SH       SOLE                   197394        0        0
CITIGROUP INC                  COM              172967101      690    33650 SH       SOLE                    33650        0        0
CONOCOPHILLIPS                 COM              20825C104      436     5953 SH       SOLE                     5953        0        0
DISNEY WALT CO                 COM DISNEY       254687106      249     8103 SH       SOLE                     8103        0        0
Duke Energy Corp. New          COM              264399106    13961   800967 SH       SOLE                   800967        0        0
DUKE REALTY CORP               COM NEW          264411505    13098   532860 SH       SOLE                   532860        0        0
EMERSON ELEC CO                COM              291011104      258     6328 SH       SOLE                     6328        0        0
EXXON MOBIL CORP               COM              30231g102     2644    34050 SH       SOLE                    34050        0        0
Fidelity Money Market Fund                      316413103      287   286672 SH       SOLE                   286672        0        0
FIRST HORIZON NATL CORP        COM              320517105     8839   944288 SH       SOLE                   944288        0        0
GENERAL ELECTRIC CO            COM              369604103    13039   511338 SH       SOLE                   511338        0        0
HOME DEPOT INC                 COM              437076102    13212   510301 SH       SOLE                   510301        0        0
HUBBELL INC                    CL B             443510201    10200   291022 SH       SOLE                   291022        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101      439    14070 SH       SOLE                    14070        0        0
INTEL CORP                     COM              458140100    13115   700218 SH       SOLE                   700218        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      683     5843 SH       SOLE                     5843        0        0
JOHNSON & JOHNSON              COM              478160104     1721    24843 SH       SOLE                    24843        0        0
JPMORGAN & CHASE & CO          COM              46625H100      853    18268 SH       SOLE                    18268        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      494     5025 SH       SOLE                     5025        0        0
LEGGETT & PLATT INC            COM              524660107      525    24100 SH       SOLE                    24100        0        0
LILLY ELI & CO                 COM              532457108    13128   298151 SH       SOLE                   298151        0        0
MCDONALDS CORP                 COM              580135101    13734   222597 SH       SOLE                   222597        0        0
MICROSOFT CORP                 COM              594918104    13230   495705 SH       SOLE                   495705        0        0
NISOURCE INC                   COM              65473p105      308    20839 SH       SOLE                    20839        0        0
OLD NATL BANCORP IND           COM              680033107      211    10529 SH       SOLE                    10529        0        0
PEPSICO INC                    COM              713448108      489     6857 SH       SOLE                     6857        0        0
PFIZER INC                     COM              717081103      446    24212 SH       SOLE                    24212        0        0
ROWAN COS INC                  COM              779382100    13171   431142 SH       SOLE                   431142        0        0
SCHLUMBERGER LTD               COM              806857108      727     9314 SH       SOLE                     9314        0        0
SPECTRA ENERGY CORP            COM              847560109     4827   202815 SH       SOLE                   202815        0        0
ST JUDE MED INC                COM              790849103    16669   383287 SH       SOLE                   383287        0        0
US BANCORP DEL                 COM NEW          902973304     1027    28516 SH       SOLE                    28516        0        0
VECTREN CORP                   COM              92240G101      295    10610 SH       SOLE                    10610        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104    13705   427067 SH       SOLE                   427067        0        0
WAL MART STORES INC            COM              931142103    18508   309025 SH       SOLE                   309025        0        0
WELLS FARGO & CO NEW           COM              949746101    14706   391856 SH       SOLE                   391856        0        0
WILLIAMS COS INC DEL           COM              969457100     1356    57326 SH       SOLE                    57326        0        0
WYETH                          COM              983024100      349     9450 SH       SOLE                     9450        0        0